FREEDOM DAY DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.8%
Communication Services - 5.3%
Advertising - 1.9%
Omnicom Group, Inc.	37,401	$2,723,915

Broadcasting - 1.7%
Nexstar Media Group, Inc.	13,089	2,337,565

Integrated Telecommunication Services - 1.7%
Verizon Communications, Inc.	57,736	2,444,542
Total Communication Services		7,506,022

Consumer Discretionary - 3.5%
Consumer Electronics - 1.8%
Garmin Ltd.	10,965	2,604,626

Restaurants - 1.7%
Restaurant Brands International, Inc.	33,176	2,405,592
Total Consumer Discretionary		5,010,218

Consumer Staples - 3.5%
Packaged Foods & Meats - 1.5%
Hershey Co.	12,334	2,164,000

Tobacco - 2.0%
Altria Group, Inc.	39,839	2,866,416
Total Consumer Staples		5,030,416

Energy - 12.8%
Integrated Oil & Gas - 2.1%
Exxon Mobil Corp.	22,098	3,021,239

Oil & Gas Equipment & Services - 1.8%
SLB Ltd.	55,146	2,563,738

Oil & Gas Exploration & Production - 1.8%
Canadian Natural Resources Ltd.	65,585	2,590,607

Oil & Gas Refining & Marketing - 2.1%
Marathon Petroleum Corp.	11,728	2,998,498

FREEDOM DAY DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Oil & Gas Storage & Transportation - 5.0%
Energy Transfer LP	181,930	$3,478,501
Enterprise Products Partners LP	96,267	3,538,775
		7,017,276
Total Energy		18,191,358

Financials - 25.5% (a)
Asset Management & Custody Banks - 3.4%
Ameriprise Financial, Inc.	5,328	2,444,273
Victory Capital Holdings, Inc. - Class A	27,595	2,319,636
		4,763,909
Diversified Banks - 5.0%
JPMorgan Chase & Co.	12,854	4,207,500
Toronto-Dominion Bank	23,970	2,910,677
		7,118,177
Diversified Financial Services - 2.2%
Voya Financial, Inc.	34,338	3,108,619

Investment Banking & Brokerage - 5.2%
Goldman Sachs Group, Inc.	3,286	3,323,362
Morgan Stanley	19,241	4,022,139
		7,345,501
Life & Health Insurance - 1.9%
Principal Financial Group, Inc.	24,994	2,693,853

Property & Casualty Insurance - 6.1%
Cincinnati Financial Corp.	17,548	3,248,837
Progressive Corp.	11,625	2,539,481
Travelers Cos., Inc.	8,949	2,954,244
		8,742,562
Regional Banks - 1.7%
Bank OZK	47,380	2,468,024
Total Financials		36,240,645

Health Care - 9.9%
Biotechnology - 2.6%
Amgen, Inc.	10,352	3,748,666

Managed Health Care - 2.6%
UnitedHealth Group, Inc.	8,839	3,673,754

Pharmaceuticals - 4.7%
Merck & Co., Inc.	26,485	3,403,322

FREEDOM DAY DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Novartis AG - ADR	20,422	$3,200,536
		6,603,858
Total Health Care		14,026,278

Industrials - 12.6%
Building Products - 2.3%
Trane Technologies PLC	6,738	3,309,436

Electrical Components & Equipment - 2.3%
Eaton Corp. PLC	7,833	3,337,798

Environmental & Facilities Services - 2.0%
Waste Management, Inc.	13,059	2,910,590

Human Resource & Employment Services - 4.1%
Automatic Data Processing, Inc.	13,432	3,008,096
Paychex, Inc.	28,011	2,754,322
		5,762,418
Industrial Machinery & Supplies & Components - 1.9%
Mueller Industries, Inc.	21,871	2,688,602
Total Industrials		18,008,844

Information Technology - 12.5%
Semiconductor Materials & Equipment - 6.0%
ASML Holding NV	2,074	4,126,098
KLA Corp.	14,694	4,433,327
		8,559,425
Semiconductors - 4.2%
Broadcom, Inc.	8,264	3,121,726
QUALCOMM, Inc.	15,123	2,794,579
		5,916,305
Technology Hardware, Storage & Peripherals - 2.3%
Dell Technologies, Inc. - Class C	7,699	3,321,811
Total Information Technology		17,797,541

Utilities - 2.2%
Electric Utilities - 2.2%
Edison International	42,585	3,170,453
TOTAL COMMON STOCKS (Cost $93,582,725)		124,981,775

FREEDOM DAY DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares		Value

REAL ESTATE INVESTMENT TRUSTS - 4.4%
Real Estate - 4.4%
Hotel & Resort REITs - 2.3%
Ryman Hospitality Properties, Inc.	25,167		$3,235,218

Other Specialized REITs - 2.1%
Lamar Advertising Co. - Class A	19,364		3,020,396
Total Real Estate			6,255,614
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,843,120)			6,255,614

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 7.7%
First American Government Obligations Fund - Class X, 3.57% (b)	10,920,046		10,920,046
TOTAL MONEY MARKET FUNDS (Cost $10,920,046)			10,920,046

TOTAL INVESTMENTS - 99.9% (Cost $109,345,891)			$142,157,435
Other Assets in Excess of Liabilities - 0.1%		0.00134	191,090
TOTAL NET ASSETS - 100.0%			$142,348,525

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

FREEDOM DAY DIVIDEND ETF

Summary of Fair Value Disclosures as of June 30, 2026 (Unaudited)

Freedom Day Dividend ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$124,981,775	$—	$—	$124,981,775
Real Estate Investment Trusts	6,255,614	—	—	6,255,614
Money Market Funds	10,920,046	—	—	10,920,046
Total Investments	$142,157,435	$—	$—	$142,157,435

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended June 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.